Contingent Liabilities	12 Months Ended
Dec. 31, 2014
Contingent Liabilities

16. Contingent Liabilities

LEGAL PROCEEDINGS

Various claims, lawsuits and proceedings are pending or threatened against the Company or its subsidiaries, covering a range of matters that arise in the ordinary course of its business activities with respect to commercial, product liability and other matters. Litigation is subject to many uncertainties, and the outcome of any litigation cannot be assured. After discussions with counsel, and with the exception of losses resulting from the antitrust proceedings described below, it is the opinion of management that the various legal proceedings and investigations to which the Company currently is a party will not have a material adverse impact on the consolidated financial position of Autoliv, but the Company cannot provide assurance that Autoliv will not experience material litigation, product liability or other losses in the future.

In October 2014, one of the Company’s Brazilian subsidiaries received a notice of deficiency from the state tax authorities from the state of São Paulo, Brazil which, primarily, alleged violations of ICMS (VAT) payments and improper warehousing documentation. The aggregate assessment for all alleged violations was R$55 million (approximately $20.4 million), inclusive of fines, penalties and interest. The Company believes the full amount assessed is baseless, that it has reasonable legal and factual defenses to the assessment and, consequently, plans to defend its interests vigorously. The duration or ultimate outcome of the matter currently cannot be predicted or estimated at this time.

ANTITRUST MATTERS

Authorities in several jurisdictions are currently conducting broad, and in some cases, long-running investigations of suspected anti-competitive behavior among parts suppliers in the global automotive vehicle industry. These investigations include, but are not limited to, segments in which the Company operates. In addition to pending matters, authorities of other countries with significant light vehicle manufacturing or sales may initiate similar investigations. It is the Company’s policy to cooperate with governmental investigations.

On February 8, 2011, a Company subsidiary received a grand jury subpoena from the Antitrust Division of the U.S. Department of Justice (“DOJ”) related to its investigation of anti-competitive behavior among suppliers of occupant safety systems.

On June 6, 2012, the Company entered into a plea agreement with the DOJ and subsequently pled guilty to two counts of antitrust law violations involving a Japanese subsidiary and paid a fine of $14.5 million. Under the terms of the agreement, the Company will continue to cooperate with the DOJ in its investigation of other suppliers, but the DOJ will not otherwise prosecute Autoliv or any of its subsidiaries, present or former directors, officers or employees for the matters investigated (the DOJ did reserve the option to prosecute three specific employees, none of whom is a member of the senior management of the Company).

On June 7-9, 2011, representatives of the European Commission (“EC”), the European antitrust authority, visited two facilities of a Company subsidiary in Germany to gather information for a similar investigation. The investigation is still pending and the Company remains unable to estimate the financial impact such investigation will have or predict the reporting periods in which such financial impact may be recorded and has consequently not recorded a provision for loss as of December 31, 2014. However, management has concluded that it is probable that the Company’s operating results and cash flows will be materially adversely impacted for the reporting periods in which the EC investigation is resolved or becomes estimable.

On October 3, 2012, the Company received a letter from the Competition Bureau of Canada (“CBC”) related to the subjects investigated by the DOJ, seeking the voluntary production of certain corporate records and information related to sales of occupant safety systems in Canada. The Company has cooperated with the CBC’s investigation and believes that the investigation will not result in an adverse outcome for the Company.

On November 6, 2012, the Korean Fair Trade Commission visited one of the Company’s South Korean subsidiaries to gather information for a similar investigation. The Company has cooperated with this investigation and believes that the investigation will not result in an adverse outcome for the Company.

In August 2014, the Competition Commission of South Africa (the “CCSA”) contacted the Company regarding an investigation into the Company’s sales of occupant safety systems in South Africa. The Company is cooperating with the CCSA. The Company cannot predict the duration, scope or ultimate outcome of this investigation and is unable to estimate the financial impact it may have, or predict the reporting periods in which any such financial impacts may be recorded. Consequently, the Company has not recorded a provision for loss as of December 31, 2014 with respect to this investigation. Also, since the Company’s plea agreement with the DOJ involved the actions of employees of a Japanese subsidiary of the Company, the Japan Fair Trade Commission is evaluating whether to initiate an investigation.

The Company is also subject to civil litigation alleging anti-competitive conduct in the U.S. and Canada. Plaintiffs in these civil antitrust class actions generally allege that the defendant suppliers of occupant safety systems have engaged in long-running global conspiracies to fix the prices of occupant safety systems or components thereof in violation of various antitrust laws and unfair or deceptive trade practice statutes. Plaintiffs in these civil antitrust class actions make allegations that extend significantly beyond the specific admissions of the Company’s DOJ plea. The Company denies these overly broad allegations. Plaintiffs in the U.S. cases seek to represent purported classes of direct purchasers, auto dealers and end-payors (i.e. consumers) who purchased occupant safety systems or components either directly from a defendant or indirectly through purchases or leases of new vehicles containing such systems. Plaintiffs seek injunctive relief, treble damages, costs and attorneys’ fees. Plaintiffs in the Canadian cases seek to represent purported classes encompassing direct and indirect purchasers of such products and seek similar relief under applicable Canadian laws.

Specifically, the Company, several of its subsidiaries and its competitors are defendants in a total of eighteen purported antitrust class action lawsuits filed between July 2012 and May 2014. Fourteen of these lawsuits were filed in the U.S. and have been consolidated in the Occupant Safety Systems (OSS) segment of the Automobile Parts Antitrust Litigation, a Multi-District Litigation (MDL) proceeding in the United States District Court for the Eastern District of Michigan.

On May 30, 2014, the Company, without admitting any liability, entered into separate settlement agreements with representatives of each of the three classes of plaintiffs in the MDL, subject to final approval by the MDL court following notice to the settlement class, an opportunity to object or opt-out of the settlement, and a fairness hearing. Pursuant to the settlement agreements, the Company agreed to pay $40 million to the direct purchaser settlement class, $6 million to the auto dealer settlement class, and $19 million to the end-payor settlement class, for a total of $65 million. This amount was expensed during the second quarter of 2014. In exchange, the plaintiffs agreed that the plaintiffs and the settlement classes would release Autoliv from all claims regarding their U.S. purchases that were or could have been asserted on behalf of the class in the MDL. In July 2014, the three settlements received preliminary court approval. Following notice to the direct purchaser settlement class and the receipt of opt-out notices from members of that class, the class settlement amount was by the terms of the settlement agreement reduced to approximately $35.5 million. The amount by which the direct purchaser settlement was reduced remains accrued. Following a fairness hearing on December 3, 2014, the MDL court on January 7, 2015 entered an order granting final approval to the direct purchaser class settlement. Notices to the settlement classes and the fairness hearings for the other two class settlements have been deferred by the plaintiffs and the MDL court for processing with additional, future settlements due to the cost of giving notice to large settlement classes. The three class settlements will not resolve any claims of settlement class members who opt out of the settlements or the claims of any purchasers of occupant safety systems who are not otherwise included in a settlement class, such as states and municipalities. The Company is in discussions with certain OEMs regarding the possible resolution of potential claims for purchases not covered by the U.S. direct purchaser settlement. The outcome of these discussions is uncertain and any potential loss contingencies resulting from these discussions with these OEMs, individually or in the aggregate, are not at this time reasonably estimable (beyond the accrued amount noted above) but could negatively impact the Company’s results in the period in which they are resolved or become estimable.

The other four antitrust class action lawsuits are pending in Canada (Sheridan Chevrolet Cadillac Ltd. et al. v. Autoliv, Inc. et al., filed in the Ontario Superior Court of Justice on January 18, 2013; M. Serge Asselin v. Autoliv, Inc. et al., filed in the Superior Court of Quebec on March 14, 2013; Ewert v. Autoliv, Inc. et al., filed in the Supreme Court of British Columbia on July 18, 2013; and Cindy Retallick and Jagjeet Singh Rajput v. Autoliv ASP, Inc. et al., filed in the Queen’s Bench of the Judicial Center of Regina in the province of Saskatchewan on May 14, 2014). The Canadian cases assert claims on behalf of putative classes of both direct and indirect purchasers of occupant safety systems. The Company denies the overly broad allegations of these lawsuits and intends to defend itself in these cases. While it is probable that the Company will incur losses as a result of these Canadian antitrust cases, the duration or ultimate outcome of these cases currently cannot be predicted or estimated and no provision for a loss has been recorded as of December 31, 2014. There is currently no timeline for class certification or discovery in the Canadian cases.

On April 17, 2013, the Construction Laborers Pension Trust of Greater St. Louis (“CLPT”) filed a purported class action securities lawsuit against Autoliv and two of its officers in the United States District Court for the Southern District of New York (Civil Action File No. 13-CIV-2546) (the “Lawsuit”), and later added as a third individual defendant an employee of one of the Company’s subsidiaries. The amended complaint alleged, among other claims, misrepresentations or failures to disclose material facts that artificially inflated the Company’s stock price in violation of the federal securities laws, in particular Section 10(b) and Section 20(a) of the Securities Exchange Act of 1934, as amended. CLPT purported to bring the Lawsuit on behalf of a class of purchasers of common stock of the Company between October 26, 2010 and July 21, 2011. CLPT sought to recover damages in an unspecified amount.

In August 2014, the Company and CLPT entered into a definitive settlement agreement to settle the Lawsuit and the claims of the alleged class members for a payment of $22.5 million. This settlement was approved by the court in October 2014 and resolves the claims asserted in the Lawsuit against the Company and the individuals named in the complaint, including the claims of the settlement class members. The Company recorded a net expense of $4.5 million in the second quarter of 2014, and the balance of the settlement amount was paid by Autoliv’s insurance carrier. The agreement is not an admission of wrongdoing or acceptance of fault by the Company or any of the individuals named in the complaint.

On February 18, 2014, Henry Zwang, a purported stockholder of the Company, filed a putative derivative lawsuit against Autoliv and twelve of its current or former officers and directors in the Delaware Court of Chancery (Case No. 9359 — VCP). The complaint purported to allege claims against the individual defendants for breach of fiduciary duty, waste and unjust enrichment related to the Company’s antitrust issues and named the Company as a nominal defendant only, seeking monetary and other relief on behalf of Autoliv against the individual defendants. On December 15, 2014, the Delaware court approved a settlement dismissing all claims in the complaint with prejudice in exchange for certain corporate governance revisions.

PRODUCT WARRANTY, RECALLS AND INTELLECTUAL PROPERTY

Autoliv is exposed to various claims for damages and compensation if products fail to perform as expected. Such claims can be made, and result in costs and other losses to the Company, even where the product is eventually found to have functioned properly. Where a product (actually or allegedly) fails to perform as expected, the Company faces warranty and recall claims. Where such (actual or alleged) failure results, or is alleged to result, in bodily injury and/or property damage, the Company may also face product-liability claims. There can be no assurance that the Company will not experience material warranty, recall or product (or other) liability claims or losses in the future, or that the Company will not incur significant costs to defend against such claims. The Company may be required to participate in a recall involving its products. Each vehicle manufacturer has its own practices regarding product recalls and other product liability actions relating to its suppliers. As suppliers become more integrally involved in the vehicle design process and assume more of the vehicle assembly functions, vehicle manufacturers are increasingly looking to their suppliers for contribution when faced with recalls and product liability claims. Government safety regulators may also play a role in warranty and recall practices. A warranty, recall or product-liability claim brought against the Company in excess of its insurance may have a material adverse effect on the Company’s business. Vehicle manufacturers are also increasingly requiring their outside suppliers to guarantee or warrant their products and bear the costs of repair and replacement of such products under new vehicle warranties. A vehicle manufacturer may attempt to hold the Company responsible for some, or all, of the repair or replacement costs of products when the product supplied did not perform as represented by us or expected by the customer. Accordingly, the future costs of warranty claims by the customers may be material. However, the Company believes its established reserves are adequate. Autoliv’s warranty reserves are based upon the Company’s best estimates of amounts necessary to settle future and existing claims. The Company regularly evaluates the adequacy of these reserves, and adjusts them when appropriate. However, the final amounts determined to be due related to these matters could differ materially from the Company’s recorded estimates.

In addition, the global platforms and procedures used by vehicle manufacturers have led to quality performance evaluations being conducted on an increasingly global basis. Any one or more quality, warranty or other recall issue(s) (including those affecting few units and/or having a small financial impact) may cause a vehicle manufacturer to implement measures such as a temporary or prolonged suspension of new orders, which may have a material impact on the Company’s results of operations.

The Company believes that it is currently reasonably insured against recall and product liability risks, at levels sufficient to cover potential claims that are reasonably likely to arise in the Company’s businesses based on past experience. Autoliv cannot assure that the level of coverage will be sufficient to cover every possible claim that can arise in our businesses, now or in the future, or that such coverage always will be available should we, now or in the future, wish to extend, increase of otherwise adjust its insurance.

In its products, the Company utilizes technologies which may be subject to intellectual property rights of third parties. While the Company does seek to procure the necessary rights to utilize intellectual property rights associated with its products, it may fail to do so. Where the Company so fails, the Company may be exposed to material claims from the owners of such rights. Where the Company has sold products which infringe upon such rights, its customers may be entitled to be indemnified by the Company for the claims they suffer as a result thereof. Such claims could be material.